Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Impairment loss on financial assets, net	₩ 27,178	₩ 53,934
Bad debt expenses (reversal) [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	40,153	829
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	19,704	71,092
Less: Recovery of impairment loss on financial assets	₩ (32,679)	₩ (17,987)